Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

To maintain a consistently high level of service experience for our customers, preserve the confidentiality, integrity, and availability of our information systems, safeguard our assets, data, intellectual property, and network infrastructure, while meeting regulatory requirements, it is crucial for us to effectively manage cybersecurity risks. To achieve this, we have implemented a comprehensive cybersecurity risk management framework, which is integrated in our overall enterprise risk management system and processes and is internally managed.

Our IT department is tasked with assessing, identifying and managing risks related to cybersecurity threats. Their responsibilities primarily include:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader enterprise IT environment;

●	development of risk-based action plans to manage identified vulnerabilities and implementation of new protocols and infrastructure improvements;

●	cybersecurity incident investigations;

●	monitoring threats to sensitive data and unauthorized access to our systems;

●	physical and technical security measures, including encryption, authentication, and access controls; and

●	developing and implementing training on cybersecurity, information security and threat awareness.

There were no cybersecurity incidents during the 2025 fiscal year, that resulted in an interruption to our operations, known losses of any critical data or otherwise had a material impact on our strategy, financial condition or results of operations. However, the scope and impact of any future incident cannot be predicted. See “Item 3. Key Information — D. Risk Factors” for more information on how material cybersecurity attacks may impact our business.

Cybersecurity Risk Management Processes Integrated [Text Block]	To achieve this, we have implemented a comprehensive cybersecurity risk management framework, which is integrated in our overall enterprise risk management system and processes and is internally managed.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

Governance

Our management consider cybersecurity risk as part of its risk oversight function and undertakes overall risk management, including oversight of cybersecurity and other information technology risks.

Our IT department leads the overall assessment, identification and management of risks related to cybersecurity threats. Our management oversees efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; information obtained from governmental, public or private sources; and alerts and reports produced by security tools deployed in our IT Systems environment.